Summary of Net Revenues from Business Lines (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Sales revenue, services	$ 407,177	$ 334,061	$ 270,019
Discovery Services
Revenue from External Customer [Line Items]
Sales revenue, services	196,399	183,604	158,496
Development Services
Revenue from External Customer [Line Items]
Sales revenue, services	55,309	35,762	27,303
U.S. Testing Services
Revenue from External Customer [Line Items]
Sales revenue, services	80,293	75,490	64,110
Manufacturing services
Revenue from External Customer [Line Items]
Sales revenue, services	$ 75,176	$ 39,205	$ 20,110